RELATED PARTIES	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 8 - RELATED PARTIES:

a.	Related parties include the controlling shareholder and companies under his control, the board of directors and the executive officers of the Company.

b.	As to options granted to directors and executive officers, see note 7.